Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenditures	S/ 411,865	S/ 444,936
Total assets	95,503,781	89,624,779
Total liabilities	84,525,186	79,616,678
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	277,836	327,513
Total assets	73,626,419	68,437,614
Total liabilities	64,753,475	60,380,895
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	65,335	21,184
Total assets	16,175,883	15,225,254
Total liabilities	15,618,274	14,787,105
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	5,879	6,430
Total assets	4,316,010	4,374,266
Total liabilities	3,271,899	3,453,408
Holding, other subsidiaries and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	62,815	89,809
Total assets	1,385,469	1,587,645
Total liabilities	S/ 881,538	S/ 995,270